Annual Total Returns - Institutional Class Shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Virtus Emerging Markets Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	5.55%	17.87%	(22.11%)	(0.25%)	20.77%	17.66%	(16.62%)	38.36%	6.84%	(15.04%)
Virtus Income & Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	11.24%	19.03%	(19.55%)	11.82%	23.36%	20.23%	(3.82%)	13.87%	9.84%	(1.86%)
Virtus KAR Global Small-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	2.23%	24.04%	(24.13%)	11.71%	29.72%	22.98%	(16.46%)	27.33%	1.67%	2.52%
Virtus KAR Health Sciences Fund
Prospectus [Line Items]
Annual Return [Percent]	(2.01%)	2.84%	(11.57%)	25.74%	14.06%
Virtus NFJ Dividend Value Fund
Prospectus [Line Items]
Annual Return [Percent]	5.36%	19.65%	(13.51%)	28.90%	(2.14%)	25.08%	(9.77%)	16.08%	16.26%	(8.32%)
Virtus NFJ International Value Fund
Prospectus [Line Items]
Annual Return [Percent]	(2.24%)	10.67%	(19.02%)	10.27%	9.72%	22.01%	(15.66%)	23.16%	(6.23%)	(13.15%)
Virtus NFJ Large-Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	6.33%	17.85%	(14.63%)	26.53%	2.29%	25.01%	(9.36%)	21.36%	14.31%	(5.28%)
Virtus NFJ Mid-Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	3.91%	16.65%	(12.74%)	26.37%	1.32%	29.42%	(15.99%)	27.05%	17.24%	(3.09%)
Virtus NFJ Small-Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	6.03%	23.53%	(16.01%)	24.74%	(4.32%)	24.79%	(19.03%)	10.02%	23.42%	(7.93%)
Virtus Silvant Focused Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	37.15%	53.94%	(34.35%)	22.09%	48.99%	34.29%	(5.36%)	31.88%	1.84%	10.46%
Virtus Silvant Mid-Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	20.49%	24.81%	(32.59%)	15.89%	55.06%	41.70%	(10.83%)	25.11%	7.19%	3.13%
Virtus Small-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	19.54%	14.13%	(18.11%)	19.24%	16.98%	24.35%	(9.06%)	21.22%	15.46%	(1.04%)
Virtus Zevenbergen Technology Fund
Prospectus [Line Items]
Annual Return [Percent]	35.67%	65.59%	(42.71%)	13.26%	69.58%	29.32%	5.62%	47.22%	4.73%	5.68%